Loss per share (Details Narrative)		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2021
Description of stock split	ordinary shares on a one for 20 basis into new ordinary shares of £0.001 each in the capital of the Company	ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company. The comparative denominator has been calculated to reflect the share consolidation.